Summary of Significant Accounting Policies (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2025 AED (د.إ) Segment	Dec. 31, 2025 EUR (€) Segment	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Abstract]
Impairment of long-lived assets	$ 47,830			$ 47,830
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Amounts due from related parties	Amounts due from related parties	Amounts due from related parties
Recognized revenue contract liabilities	$ 303,673			142,309
Contract with Customer, Liability, Current	663,369			303,673
Revenue recognized	$ 663,369
Tax rate	9.00%	9.00%	9.00%
Tax amount (in Dirhams) | د.إ		د.إ 375,000
Tax qualifying income	0.00%	0.00%	0.00%
Global consolidated revenue	$ 860,000,000	د.إ 3,150,000,000	€ 750
Percentage of withholding tax	0.00%	0.00%	0.00%
Value added tax rate	5.00%	5.00%	5.00%
Right-of-use assets	$ 127,398			98,852
Current operating lease liabilities	$ 110,970			$ 84,826
CODM, Description	the Group’s chief operating decision maker (the “CODM”) has been identified as the Group’s Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group	the Group’s chief operating decision maker (the “CODM”) has been identified as the Group’s Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group	the Group’s chief operating decision maker (the “CODM”) has been identified as the Group’s Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer	Chief Executive Officer
Reportable segment (in Segment) | Segment	1	1	1